Employee benefits - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of information about defined benefit plans [abstract]
Current provisions for employee benefits	$ 35,338	$ 24,775	$ 21,924
Contributions to its defined benefit plans	9,411
Past service cost, defined benefit plans	$ 1,147	$ 38	$ 769